Document and Entity Information	May 05, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001060736
Document Type	8-K/A
Document Period End Date	May 05, 2022
Entity Registrant Name	Seagen Inc.
Entity Incorporation State Country Code	DE
Entity File Number	0-32405
Entity Tax Identification Number	91-1874389
Entity Address, Address Line One	21823 30th Drive SE
Entity Address, City or Town	Bothell
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98021
City Area Code	(425)
Local Phone Number	527-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	SGEN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A amends Item 5.02 of the Current Report on Form 8-K of Seagen Inc. (the “Company”) filed on May 9, 2022 (the “Original Form 8-K”) to disclose the supplemental compensation-related information set forth below.